OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER ASSETS
Schedule of Other Assets

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Current
Receivable from on-line payment platforms	30,037,799	39,540,599	5,569,177
Interest receivable	4,944,657	13,666,330	1,924,862
Deposits	16,777,691	16,066,771	2,262,957
Advance to suppliers	9,168,211	12,190,988	1,717,065
VAT recoverable	9,633,270	13,096,157	1,844,555
Others	45,201,069	22,486,277	3,167,125
Total	115,762,697	117,047,122	16,485,741

Non-current
Rental deposit	54,765,709	56,649,069	7,978,855
Purchase and rental deposits for buildings	192,305,859	192,305,859	27,085,714
VAT recoverable	20,123,329	17,872,226	2,517,250
Others	44,875,793	31,613,426	4,452,657
Less: impairment provision	(192,305,859)	(193,714,980)	(27,284,184)
Total	119,764,831	104,725,600	14,750,292